Financial risk management - Liquidity risk (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2020
Net undiscounted cash flows
Finance leases	$ 28,641	$ 24,072
Payable to non-current asset suppliers	7,171	2,763
Liquidity risk
Net undiscounted cash flows
Bank borrowings	186,897	113,890
Finance leases	28,641	24,024
Debt instruments	432,032	399,219
Financial loans from government agencies	63,343	68,656
Derivative financial instruments	(813)
Payables to related parties	4,830	3,196
Payable to non-current asset suppliers	7,465	2,763
Contingent consideration	33,718	25,116
Trade and other payables	189,229	149,201
Contractual undiscounted payments	945,342	786,065
Gross inflows and outflows
Inflows	237,617
Outflows	(238,430)
Net cash flow	(813)
Discounted at the applicable interbank rates	(9,600)
Not later than one year
Net undiscounted cash flows
Finance leases	10,161	8,836
Not later than one year | Liquidity risk
Net undiscounted cash flows
Bank borrowings	23,743	108,613
Finance leases	10,161	8,796
Debt instruments	32,813	32,813
Financial loans from government agencies	27,311	36,672
Derivative financial instruments	2,049
Payables to related parties	4,830	3,196
Payable to non-current asset suppliers	7,283	130
Contingent consideration	1,626	1,772
Trade and other payables	189,229	149,201
Contractual undiscounted payments	299,045	341,193
Gross inflows and outflows
Inflows	18,047
Outflows	(15,998)
Net cash flow	2,049
Discounted at the applicable interbank rates	1,859
Later than one year and not later than two years
Net undiscounted cash flows
Finance leases	17,569	13,488
Later than one year and not later than two years | Liquidity risk
Net undiscounted cash flows
Bank borrowings	163,154	5,277
Finance leases	7,356	6,350
Debt instruments	32,813	366,406
Financial loans from government agencies	10,527	7,209
Derivative financial instruments	2,049
Payable to non-current asset suppliers	182	2,633
Contingent consideration	5,006	4,175
Contractual undiscounted payments	221,087	392,050
Gross inflows and outflows
Inflows	18,047
Outflows	(15,998)
Net cash flow	2,049
Discounted at the applicable interbank rates	1,437
Later than two years and not later than five years [member] | Liquidity risk
Net undiscounted cash flows
Finance leases	10,213	7,130
Debt instruments	366,406
Financial loans from government agencies	15,992	18,274
Derivative financial instruments	(4,911)
Contingent consideration	18,170	15,892
Contractual undiscounted payments	405,870	41,296
Gross inflows and outflows
Inflows	201,523
Outflows	(206,434)
Net cash flow	(4,911)
Discounted at the applicable interbank rates	(12,896)
Later than five years
Net undiscounted cash flows
Finance leases	911	1,748
Later than five years | Liquidity risk
Net undiscounted cash flows
Finance leases	911	1,748
Financial loans from government agencies	9,513	6,501
Contingent consideration	8,916	3,277
Contractual undiscounted payments	$ 19,340	$ 11,526